UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	34

Important Notices	35

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	1.79%	6.44%	3.52%	3.62%
ADV Class at NAV	04/15/2014	05/02/2001	1.81	6.70	3.66	3.69
Institutional Class at NAV	05/02/2016	05/02/2001	1.93	7.04	3.73	3.73
S&P/LSTA Leveraged Loan Index	—	—	1.91%	7.42%	4.58%	4.48%

% Total Annual Operating Expense Ratios[3]				Initial Class	ADV Class	Institutional Class
				1.19%	0.95%	0.69%

Fund Profile

Top 10 Issuers (% of total investments)4

Valeant Pharmaceuticals International, Inc.	1.3%

Reynolds Group Holdings, Inc.	1.2

Calpine Corporation	1.1

Virgin Media Bristol, LLC	1.0

Envision Healthcare Corporation	1.0

TransDigm, Inc.	1.0

Asurion, LLC	1.0

Albertsons, LLC	0.9

Change Healthcare Holdings, Inc.	0.9

Univision Communications, Inc.	0.9

Total	10.3%

Top 10 Sectors (% of total investments)4

Health Care	10.3%

Electronics/Electrical	9.6

Business Equipment and Services	8.4

Telecommunications	4.8

Lodging and Casinos	4.7

Drugs	4.6

Chemicals and Plastics	4.6

Industrial Equipment	4.4

Retailers (Except Food and Drug)	4.3

Cable and Satellite Television	3.5

Total	59.2%

Credit Quality (% of bond and loan holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]	Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,017.90	$5.85	1.17%
ADV Class	$1,000.00	$1,018.10	$4.60	0.92%
Institutional Class	$1,000.00	$1,019.30	$3.35	0.67%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.00	$5.86	1.17%
ADV Class	$1,000.00	$1,020.20	$4.61	0.92%
Institutional Class	$1,000.00	$1,021.50	$3.36	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 91.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.8%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)	$133	$131,161
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	178	142,350
Silver II US Holdings, LLC
Term Loan, 4.23%, Maturing December 13, 2019	3,134	3,114,452
TransDigm, Inc.
Term Loan, 4.28%, Maturing February 28, 2020	3,141	3,146,013
Term Loan, 4.29%, Maturing June 4, 2021	1,164	1,165,455
Term Loan, 4.23%, Maturing June 9, 2023	2,222	2,222,175
Wesco Aircraft Hardware Corp.
Term Loan, 4.23%, Maturing October 4, 2021	1,612	1,614,707

		$11,536,313

Automotive — 2.3%
American Axle and Manufacturing, Inc.
Term Loan, 3.47%, Maturing April 6, 2024	$2,277	$2,268,177
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023	1,659	1,662,037
Dayco Products, LLC
Term Loan, 6.18%, Maturing May 19, 2023	775	774,031
FCA US, LLC
Term Loan, 3.16%, Maturing December 31, 2018	1,308	1,316,184
Federal-Mogul Holdings Corporation
Term Loan, 4.93%, Maturing April 15, 2021	2,717	2,727,651
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.12%, Maturing April 30, 2019	1,325	1,336,869
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021	229	230,615
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022	498	501,231
TI Group Automotive Systems, LLC
Term Loan, 3.98%, Maturing June 30, 2022	1,732	1,733,976
Tower Automotive Holdings USA, LLC
Term Loan, 3.88%, Maturing March 7, 2024	2,140	2,143,601
Visteon Corporation
Term Loan, 3.55%, Maturing March 24, 2024	379	381,181

		$15,075,553

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020	$496	$471,141
Term Loan - Second Lien, 11.30%, Maturing October 3, 2021	1,000	750,000

		$1,221,141

Brokerage / Securities Dealers / Investment Houses — 0.4%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	$549	$557,661
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,581	1,564,826
Salient Partners L.P.
Term Loan, 9.66%, Maturing May 19, 2021	449	435,894

		$2,558,381

Building and Development — 2.7%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023	$1,746	$1,751,565
Auction.com, LLC
Term Loan, 6.23%, Maturing May 12, 2019	635	640,935
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024	1,373	1,374,759
DTZ U.S. Borrower, LLC
Term Loan, 4.45%, Maturing November 4, 2021	3,302	3,306,433
Henry Company, LLC
Term Loan, 5.73%, Maturing October 5, 2023	224	227,653
Ply Gem Industries, Inc.
Term Loan, 4.30%, Maturing February 1, 2021	1,492	1,502,507
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023	3,586	3,584,000
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023	1,949	1,960,844
Realogy Corporation
Term Loan, 3.48%, Maturing July 20, 2022	2,142	2,159,144
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022	368	371,003
Werner Co.
Term Loan, Maturing June 23, 2024(4)	400	399,000
WireCo WorldGroup, Inc.
Term Loan, 6.70%, Maturing September 30, 2023	372	375,754

		$17,653,597

5	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 7.9%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021	$2,080	$1,883,854
AlixPartners, LLP
Term Loan, 4.30%, Maturing April 4, 2024	1,421	1,429,788
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020	970	843,618
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.49%, Maturing June 21, 2024	400	399,300
Camelot UK Holdco Limited
Term Loan, 4.73%, Maturing October 3, 2023	794	799,634
Cast and Crew Payroll, LLC
Term Loan, 4.80%, Maturing August 12, 2022	274	274,651
CCC Information Services, Inc.
Term Loan, 4.23%, Maturing April 27, 2024	950	948,813
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024	5,786	5,793,634
Commerce Merger Sub, Inc.
Term Loan, Maturing May 31, 2024(4)	500	500,625
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019	605	611,097
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022	172	174,420
Crossmark Holdings, Inc.
Term Loan, 4.80%, Maturing December 20, 2019	1,243	884,559
Education Management, LLC
Term Loan, 5.66%, Maturing July 2, 2020(3)	196	139,361
Term Loan, 8.66%, Maturing July 2, 2020(3)	373	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023	3,637	3,654,177
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020	760	760,911
First Data Corporation
Term Loan, 3.22%, Maturing June 2, 2020	1,925	1,928,926
Term Loan, 3.47%, Maturing July 8, 2022	3,466	3,464,943
Garda World Security Corporation
Term Loan, 5.23%, Maturing May 24, 2024	1,435	1,443,542
Global Payments, Inc.
Term Loan, 3.23%, Maturing April 22, 2023	232	233,099
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021	1,186	1,198,580
Information Resources, Inc.
Term Loan, 5.47%, Maturing January 18, 2024	2,494	2,506,608
ION Trading Finance Limited
Term Loan, 4.05%, Maturing August 11, 2023	1,704	1,694,295

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023	$471	$474,384
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021	873	879,166
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023	5,062	5,103,155
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022	1,260	1,274,004
PGX Holdings, Inc.
Term Loan, 6.48%, Maturing September 29, 2020	818	821,760
Prime Security Services Borrower, LLC
Term Loan, 3.97%, Maturing May 2, 2022	1,145	1,148,220
ServiceMaster Company
Term Loan, 3.73%, Maturing November 8, 2023	3,582	3,606,612
Spin Holdco, Inc.
Term Loan, 4.97%, Maturing November 14, 2022	1,834	1,827,542
Tempo Acquisition, LLC
Term Loan, 4.06%, Maturing May 1, 2024	625	627,018
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.43%, Maturing September 2, 2021	2,570	2,579,989
Vantiv, LLC
Term Loan, 3.66%, Maturing October 14, 2023	326	329,480
Vestcom Parent Holdings, Inc.
Term Loan, 5.22%, Maturing December 19, 2023	871	874,978
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.48%, Maturing May 14, 2022	587	588,382

		$51,703,125

Cable and Satellite Television — 3.3%
Charter Communications Operating, LLC
Term Loan, 3.48%, Maturing January 15, 2024	$1,259	$1,265,271
CSC Holdings, LLC
Term Loan, 3.46%, Maturing July 17, 2025	3,624	3,618,558
Mediacom Illinois, LLC
Term Loan, 3.44%, Maturing February 15, 2024	317	319,171
Numericable Group S.A.
Term Loan, 3.94%, Maturing July 31, 2025	1,400	1,390,626
Radiate Holdco, LLC
Term Loan, 4.23%, Maturing February 1, 2024	499	492,983
Telenet Financing USD, LLC
Term Loan, 3.91%, Maturing June 30, 2025	2,250	2,255,446
UPC Financing Partnership
Term Loan, 3.91%, Maturing April 15, 2025	1,900	1,904,512

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Bristol, LLC
Term Loan, 3.91%, Maturing January 31, 2025	$6,725	$6,736,910
Ziggo Secured Finance Partnership
Term Loan, 3.66%, Maturing April 15, 2025	3,525	3,520,594

		$21,504,071

Chemicals and Plastics — 3.9%
A. Schulman, Inc.
Term Loan, 4.32%, Maturing June 1, 2022	$866	$867,337
Alpha 3 B.V.
Term Loan, 4.30%, Maturing January 31, 2024	400	401,700
Aruba Investments, Inc.
Term Loan, 4.80%, Maturing February 2, 2022	205	205,954
Ashland, Inc.
Term Loan, 3.21%, Maturing May 24, 2024	425	427,391
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024	1,950	1,958,654
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021	360	363,399
Ferro Corporation
Term Loan, 3.73%, Maturing February 14, 2024	299	301,120
Flint Group GmbH
Term Loan, 4.15%, Maturing September 7, 2021	248	246,930
Flint Group US, LLC
Term Loan, 4.15%, Maturing September 7, 2021	1,502	1,493,723
GCP Applied Technologies, Inc.
Term Loan, 4.48%, Maturing February 3, 2022	346	347,785
Gemini HDPE, LLC
Term Loan, 4.17%, Maturing August 7, 2021	802	807,349
Huntsman International, LLC
Term Loan, 3.87%, Maturing October 1, 2021	571	574,343
Term Loan, 4.12%, Maturing April 1, 2023	1,315	1,322,040
Ineos US Finance, LLC
Term Loan, 3.98%, Maturing March 31, 2022	689	691,566
Term Loan, 3.98%, Maturing April 1, 2024	473	475,284
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022	1,647	1,664,862
Kronos Worldwide, Inc.
Term Loan, 4.30%, Maturing February 18, 2020	194	194,387
MacDermid, Inc.
Term Loan, 4.73%, Maturing June 7, 2020	203	204,277
Term Loan, 4.23%, Maturing June 7, 2023	2,350	2,358,769
Minerals Technologies, Inc.
Term Loan, 3.52%, Maturing February 14, 2024	1,111	1,121,663

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Orion Engineered Carbons GmbH
Term Loan, 3.80%, Maturing July 25, 2021	$344	$345,762
OXEA Finance, LLC
Term Loan, 4.40%, Maturing January 15, 2020	338	333,739
PolyOne Corporation
Term Loan, 3.38%, Maturing November 12, 2022	320	322,995
PQ Corporation
Term Loan, 5.48%, Maturing November 4, 2022	792	800,790
Solenis International L.P.
Term Loan, 4.45%, Maturing July 31, 2021	217	218,368
Sonneborn Refined Products B.V.
Term Loan, 4.98%, Maturing December 10, 2020	45	45,225
Sonneborn, LLC
Term Loan, 4.98%, Maturing December 10, 2020	254	256,274
Tata Chemicals North America, Inc.
Term Loan, 4.06%, Maturing August 7, 2020	536	536,093
Trinseo Materials Operating S.C.A.
Term Loan, 4.48%, Maturing November 5, 2021	1,372	1,386,720
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020	1,965	1,980,565
Unifrax Corporation
Term Loan, 5.05%, Maturing April 4, 2024	400	404,500
Univar, Inc.
Term Loan, 3.98%, Maturing July 1, 2022	1,990	1,993,627
Venator Materials Corporation
Term Loan, Maturing June 20, 2024(4)	275	274,312
Versum Materials, Inc.
Term Loan, 3.80%, Maturing September 29, 2023	422	426,294
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022	221	221,327

		$25,575,124

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.97%, Maturing May 30, 2024	$200	$201,000
Spectrum Brands, Inc.
Term Loan, 3.17%, Maturing June 23, 2022	1,238	1,243,707

		$1,444,707

Containers and Glass Products — 2.1%
Berry Plastics Group, Inc.
Term Loan, 3.68%, Maturing October 1, 2022	$1,450	$1,453,560
BWAY Holding Company
Term Loan, 4.33%, Maturing April 3, 2024	725	725,259

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024	$300	$302,297
Flex Acquisition Company, Inc.
Term Loan, 4.40%, Maturing December 29, 2023	2,375	2,387,469
Libbey Glass, Inc.
Term Loan, 4.10%, Maturing April 9, 2021	248	228,160
Pelican Products, Inc.
Term Loan, 5.55%, Maturing April 11, 2020	1,580	1,588,393
Reynolds Group Holdings, Inc.
Term Loan, 4.23%, Maturing February 5, 2023	5,044	5,061,005
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.23%, Maturing March 13, 2022	2,249	2,264,370

		$14,010,513

Cosmetics / Toiletries — 0.5%
Coty, Inc.
Term Loan, 3.58%, Maturing October 27, 2022	$543	$546,540
Galleria Co.
Term Loan, 4.13%, Maturing September 29, 2023	1,100	1,108,421
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022	943	950,800
Prestige Brands, Inc.
Term Loan, 3.98%, Maturing January 26, 2024	607	610,357

		$3,216,118

Drugs — 4.1%
Albany Molecular Research, Inc.
Term Loan, 5.91%, Maturing July 16, 2021	$1,849	$1,860,414
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021	191	192,410
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019	2,921	2,943,212
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023	1,055	1,070,007
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024	3,475	3,508,391
Horizon Pharma, Inc.
Term Loan, 4.88%, Maturing March 29, 2024	621	624,687
Jaguar Holding Company II
Term Loan, 4.01%, Maturing August 18, 2022	4,926	4,933,019
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024	3,069	3,064,517
Patheon Holdings I B.V.
Term Loan, 4.50%, Maturing April 20, 2024	1,950	1,956,907

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.83%, Maturing April 1, 2022	$6,430	$6,524,134

		$26,677,698

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, Maturing November 10, 2023	$2,435	$2,449,812
Clean Harbors, Inc.
Term Loan, Maturing June 27, 2024(4)	200	200,750
EnergySolutions, LLC
Term Loan, 6.98%, Maturing May 29, 2020	607	612,095
GFL Environmental, Inc.
Term Loan, 4.05%, Maturing September 29, 2023	571	572,709

		$3,835,366

Electronics / Electrical — 8.9%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024	$1,950	$1,952,814
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021	107	105,249
Aptean, Inc.
Term Loan, 5.55%, Maturing December 20, 2022	1,871	1,876,979
Avast Software B.V.
Term Loan, 4.55%, Maturing September 30, 2023	1,268	1,280,909
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021	449	426,297
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022	504	505,851
Cypress Semiconductor Corporation
Term Loan, 4.84%, Maturing July 5, 2021	698	705,576
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021	2,121	2,134,171
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024	896	904,455
Entegris, Inc.
Term Loan, 3.48%, Maturing April 30, 2021	130	130,990
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020	498	498,499
Eze Castle Software, Inc.
Term Loan, 4.30%, Maturing April 6, 2020	1,311	1,320,731
Go Daddy Operating Company, LLC
Term Loan, 3.73%, Maturing February 15, 2024	3,996	4,009,191
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022	2,696	2,715,293

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023	$1,550	$1,562,594
Infor (US), Inc.
Term Loan, 4.05%, Maturing February 1, 2022	5,588	5,561,825
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022	3,471	3,471,261
Lattice Semiconductor Corporation
Term Loan, 5.33%, Maturing March 10, 2021	331	330,167
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.46%, Maturing May 17, 2024	815	812,751
MA FinanceCo., LLC
Term Loan, 3.67%, Maturing November 19, 2021	2,140	2,141,154
Term Loan, 3.96%, Maturing April 26, 2024	355	355,089
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021(2)	168	169,193
Term Loan, 4.98%, Maturing July 8, 2021	306	308,596
Term Loan, 4.98%, Maturing July 8, 2021	754	762,290
Microsemi Corporation
Term Loan, 3.33%, Maturing January 15, 2023	332	332,950
MTS Systems Corporation
Term Loan, 5.33%, Maturing July 5, 2023	868	871,955
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021	461	463,126
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023	819	827,205
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing March 14, 2018	2,395	2,398,005
SGS Cayman L.P.
Term Loan, 6.67%, Maturing April 23, 2021	138	132,215
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021	2,881	2,727,779
Southwire Company
Term Loan, 3.62%, Maturing February 10, 2021	241	242,053
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022	62	62,834
Term Loan, 3.48%, Maturing July 8, 2022	1,030	1,035,925
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024	1,250	1,257,813
Sutherland Global Services, Inc.
Term Loan, 6.67%, Maturing April 23, 2021	592	567,991
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024	574	565,389
Syncsort Incorporated
Term Loan, 6.55%, Maturing December 9, 2022	522	524,824

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Uber Technologies
Term Loan, 5.22%, Maturing July 13, 2023	$3,403	$3,407,316
VeriFone, Inc.
Term Loan, 3.98%, Maturing July 8, 2021	1,940	1,948,488
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023	864	866,353
VF Holding Corp.
Term Loan, 4.55%, Maturing June 30, 2023	2,533	2,536,134
Wall Street Systems Delaware, Inc.
Term Loan, 4.79%, Maturing August 26, 2023	1,269	1,274,572
Western Digital Corporation
Term Loan, 3.98%, Maturing April 29, 2023	803	808,749
Zebra Technologies Corporation
Term Loan, 3.72%, Maturing October 27, 2021	1,327	1,334,109

		$58,227,710

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.46%, Maturing September 20, 2020	$200	$201,821
Term Loan, 3.96%, Maturing March 20, 2022	4,975	5,024,780

		$5,226,601

Financial Intermediaries — 3.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.98%, Maturing December 1, 2022	$289	$292,893
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020	1,321	1,327,448
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022	1,292	1,308,090
Clipper Acquisitions Corp.
Term Loan, 3.47%, Maturing February 6, 2020	263	263,871
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, Maturing September 30, 2023	232	234,560
Focus Financial Partners, LLC
Term Loan, Maturing May 22, 2024(4)	825	832,734
Fortress Investment Group, LLC
Term Loan, Maturing June 2, 2022(4)	875	881,198
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022	848	857,192
Guggenheim Partners, LLC
Term Loan, 3.97%, Maturing July 21, 2023	2,295	2,313,575
Harbourvest Partners, LLC
Term Loan, 3.66%, Maturing February 4, 2021	903	903,464

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024	$998	$1,003,890
MIP Delaware, LLC
Term Loan, 4.30%, Maturing March 9, 2020	222	222,422
NXT Capital, Inc.
Term Loan, 5.73%, Maturing November 22, 2022	1,821	1,850,718
Ocwen Financial Corporation
Term Loan, 6.08%, Maturing December 5, 2020	268	266,868
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022	3,035	3,062,570
Sesac Holdco II, LLC
Term Loan, 4.46%, Maturing February 23, 2024	399	398,501
Virtus Investment Partners, Inc.
Term Loan, 4.95%, Maturing June 1, 2024	375	380,625
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020	1,270	1,282,651
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020	3,006	2,763,202

		$20,446,472

Food Products — 2.5%
Blue Buffalo Company Ltd.
Term Loan, 3.22%, Maturing May 18, 2024	$750	$757,500
Del Monte Foods, Inc.
Term Loan, 4.44%, Maturing February 18, 2021	1,218	989,405
Dole Food Company, Inc.
Term Loan, 4.15%, Maturing April 6, 2024	1,275	1,279,440
High Liner Foods Incorporated
Term Loan, 4.38%, Maturing April 24, 2021	491	493,040
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 13, 2023	1,104	1,114,945
Jacobs Douwe Egberts International B.V.
Term Loan, 3.44%, Maturing July 2, 2022	1,513	1,523,902
JBS USA, LLC
Term Loan, 5.75%, Maturing October 30, 2022	5,012	4,892,610
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023	2,947	2,953,563
Nomad Foods Europe Midco Limited
Term Loan, 3.91%, Maturing April 18, 2024	425	426,793
Pinnacle Foods Finance, LLC
Term Loan, 3.08%, Maturing February 2, 2024	572	574,628
Post Holdings, Inc.
Term Loan, 3.47%, Maturing May 24, 2024	1,225	1,228,063

		$16,233,889

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.50%, Maturing February 16, 2024	$5,028	$5,026,695
Landry’s, Inc.
Term Loan, 3.91%, Maturing October 4, 2023	1,749	1,745,619
Manitowoc Foodservice, Inc.
Term Loan, 4.23%, Maturing March 3, 2023	564	569,520
NPC International, Inc.
Term Loan, 4.72%, Maturing April 19, 2024	650	653,656
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, Maturing May 14, 2020	144	144,750
TKC Holdings, Inc.
Term Loan, 5.38%, Maturing February 1, 2023	748	747,657
US Foods, Inc.
Term Loan, 3.98%, Maturing June 27, 2023	1,496	1,504,023
Weight Watchers International, Inc.
Term Loan, 4.38%, Maturing April 2, 2020	3,160	3,054,673
Yum! Brands, Inc.
Term Loan, 3.21%, Maturing June 16, 2023	645	648,493

		$14,095,086

Food / Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021	$2,733	$2,702,608
Term Loan, 4.25%, Maturing June 22, 2023	3,490	3,455,021
General Nutrition Centers, Inc.
Term Loan, 3.73%, Maturing March 4, 2019	1,445	1,364,417
Rite Aid Corporation
Term Loan - Second Lien, 5.98%, Maturing August 21, 2020	250	251,719
Term Loan - Second Lien, 5.11%, Maturing June 21, 2021	1,000	1,005,625
Supervalu, Inc.
Term Loan, 4.73%, Maturing June 8, 2024	178	172,571
Term Loan, 4.73%, Maturing June 8, 2024	296	287,619

		$9,239,580

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023	$720	$723,610

		$723,610

Health Care — 9.4%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	$171	$172,251

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
ADMI Corp.
Term Loan, 4.95%, Maturing April 30, 2022	$1,109	$1,120,649
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	537	543,408
Alere, Inc.
Term Loan, 4.48%, Maturing June 18, 2022	2,394	2,401,650
Alliance Healthcare Services, Inc.
Term Loan, 4.44%, Maturing June 3, 2019	617	618,174
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, Maturing August 4, 2021	318	319,474
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, Maturing January 17, 2022	2,517	2,534,758
BioClinica, Inc.
Term Loan, 5.38%, Maturing October 20, 2023	473	463,370
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	2,421	2,454,776
CeramTec Acquisition Corporation
Term Loan, 3.95%, Maturing August 30, 2020	88	88,728
CHG Healthcare Services, Inc.
Term Loan, 4.42%, Maturing June 7, 2023	1,457	1,471,880
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	1,799	1,798,597
Term Loan, 4.21%, Maturing January 27, 2021	1,792	1,791,551
Concentra, Inc.
Term Loan, 4.21%, Maturing June 1, 2022	1,271	1,274,044
Convatec, Inc.
Term Loan, 3.80%, Maturing October 31, 2023	398	400,488
CPI Holdco, LLC
Term Loan, 5.30%, Maturing March 21, 2024	499	500,620
DaVita HealthCare Partners, Inc.
Term Loan, 3.98%, Maturing June 24, 2021	2,037	2,051,369
DJO Finance, LLC
Term Loan, 4.39%, Maturing June 8, 2020	2,395	2,373,145
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	6,521	6,556,991
Equian, LLC
Term Loan, 4.93%, Maturing May 20, 2024	229	231,491
Term Loan, 5.01%, Maturing May 20, 2024(2)	71	71,228
Faenza Acquisition GmbH
Term Loan, 3.95%, Maturing August 30, 2020	223	224,392
Term Loan, 3.95%, Maturing August 30, 2020	732	737,409
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	422	424,185
Greatbatch Ltd.
Term Loan, 4.71%, Maturing October 27, 2022	2,455	2,466,899

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing January 31, 2025	$2,469	$2,475,607
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	694	698,917
Indivior Finance S.a.r.l.
Term Loan, 7.25%, Maturing December 19, 2019	549	554,108
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	2,090	2,099,202
Kindred Healthcare, Inc.
Term Loan, 4.69%, Maturing April 9, 2021	2,946	2,963,661
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	1,950	1,943,093
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	1,283	1,290,970
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	518	476,638
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	202	197,577
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	1,975	1,977,589
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017	147	143,637
National Mentor Holdings, Inc.
Term Loan, 4.30%, Maturing January 31, 2021	339	340,741
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020	104	62,888
Onex Carestream Finance L.P.
Term Loan, 5.28%, Maturing June 7, 2019	578	575,171
Opal Acquisition, Inc.
Term Loan, 5.24%, Maturing November 27, 2020	1,390	1,289,993
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021	2,591	2,582,181
Press Ganey Holdings, Inc.
Term Loan, 4.48%, Maturing October 21, 2023	522	524,497
Quintiles IMS Incorporated
Term Loan, 3.23%, Maturing March 7, 2024	361	363,596
RadNet, Inc.
Term Loan, 4.41%, Maturing June 30, 2023	1,347	1,353,606
Select Medical Corporation
Term Loan, 4.65%, Maturing March 6, 2024	1,222	1,233,387
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.15%, Maturing May 15, 2022	442	441,313
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(4)	2,250	2,258,437

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Team Health Holdings, Inc.
Term Loan, 3.98%, Maturing February 6, 2024	$1,471	$1,465,243
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024	575	575,359
U.S. Anesthesia Partners, Inc.
Term Loan, 4.47%, Maturing June 23, 2024	725	726,813

		$61,705,751

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, Maturing February 27, 2024(4)	$825	$837,891
Serta Simmons Bedding, LLC
Term Loan, 4.59%, Maturing November 8, 2023	4,090	4,088,899

		$4,926,790

Industrial Equipment — 4.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$2,693	$2,625,543
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024	1,646	1,651,275
Delachaux S.A.
Term Loan, 4.80%, Maturing October 28, 2021	290	291,599
Element Materials Technology Group US Holdings, Inc.
Term Loan, Maturing June 1, 2024(4)	275	277,525
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021	4,008	4,032,879
Filtration Group Corporation
Term Loan, 4.48%, Maturing November 21, 2020	1,975	1,990,749
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020	2,588	2,597,477
Gates Global, LLC
Term Loan, 4.55%, Maturing April 1, 2024	2,831	2,837,538
Husky Injection Molding Systems Ltd.
Term Loan, 4.48%, Maturing June 30, 2021	2,373	2,388,233
Milacron, LLC
Term Loan, 4.23%, Maturing September 28, 2023	2,040	2,047,399
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019	1,059	1,040,240
Rexnord, LLC
Term Loan, 3.97%, Maturing August 21, 2023	4,135	4,141,382
Signode Industrial Group US, Inc.
Term Loan, 4.01%, Maturing May 4, 2021	573	572,917
STS Operating, Inc.
Term Loan, 4.96%, Maturing February 12, 2021	187	187,098

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Tank Holding Corp.
Term Loan, 5.54%, Maturing March 16, 2022	$681	$681,894

		$27,363,748

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.42%, Maturing August 12, 2022	$1,498	$1,502,794
AmWINS Group, Inc.
Term Loan, 4.13%, Maturing January 25, 2024	1,567	1,569,574
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022	1,585	1,586,776
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022	3,245	3,264,813
Term Loan, 4.23%, Maturing November 3, 2023	1,581	1,592,249
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021	1,400	1,408,166
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019	938	847,340
Hub International Limited
Term Loan, 4.42%, Maturing October 2, 2020	3,308	3,324,452
NFP Corp.
Term Loan, 4.80%, Maturing January 8, 2024	1,620	1,630,013
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024	1,675	1,666,834

		$18,393,011

Leisure Goods / Activities / Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, 3.46%, Maturing December 15, 2022	$1,354	$1,359,878
Term Loan, 3.47%, Maturing December 15, 2023	374	375,231
Ancestry.com Operations, Inc.
Term Loan, 4.34%, Maturing October 19, 2023	1,485	1,500,547
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023	2,935	2,955,955
Bright Horizons Family Solutions, Inc.
Term Loan, 3.48%, Maturing November 7, 2023	374	376,712
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022	1,264	1,272,557
ClubCorp Club Operations, Inc.
Term Loan, 4.05%, Maturing December 15, 2022	1,760	1,772,946
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	1,500	1,503,047
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	850	860,625

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	$167	$167,385
Match Group, Inc.
Term Loan, 4.37%, Maturing November 16, 2022	317	318,773
National CineMedia, LLC
Term Loan, 3.98%, Maturing November 26, 2019	250	250,508
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	1,796	1,801,828
Sabre GLBL, Inc.
Term Loan, 3.98%, Maturing February 22, 2024	518	522,026
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.30%, Maturing March 31, 2024	1,448	1,446,831
SRAM, LLC
Term Loan, 4.61%, Maturing March 15, 2024	1,275	1,278,977
UFC Holdings, LLC
Term Loan, 4.47%, Maturing August 18, 2023	1,414	1,419,995
WMG Acquisition Corp.
Term Loan, 3.72%, Maturing November 1, 2023	776	776,968

		$19,960,789

Lodging and Casinos — 3.7%
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021	$3,539	$3,549,920
Boyd Gaming Corporation
Term Loan, 3.69%, Maturing September 15, 2023	745	747,222
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	741	882,644
CityCenter Holdings, LLC
Term Loan, 3.72%, Maturing April 18, 2024	1,475	1,479,214
Eldorado Resorts, LLC
Term Loan, 3.38%, Maturing April 17, 2024	2,020	2,008,260
ESH Hospitality, Inc.
Term Loan, 3.73%, Maturing August 30, 2023	3,873	3,892,308
Four Seasons Hotels Limited
Term Loan, 3.73%, Maturing November 30, 2023	647	650,995
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, Maturing February 22, 2023	300	303,000
Golden Nugget, Inc.
Term Loan, 4.68%, Maturing November 21, 2019	354	358,999
Term Loan, 4.71%, Maturing November 21, 2019	826	837,663
Hilton Worldwide Finance, LLC
Term Loan, 3.22%, Maturing October 25, 2023	3,301	3,314,744
La Quinta Intermediate Holdings, LLC
Term Loan, 3.91%, Maturing April 14, 2021	1,985	1,995,653

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023	$1,259	$1,262,525
Playa Resorts Holding B.V.
Term Loan, 4.17%, Maturing April 5, 2024	775	777,034
RHP Hotel Properties L.P.
Term Loan, 3.44%, Maturing May 11, 2024	623	625,515
Tropicana Entertainment, Inc.
Term Loan, 4.30%, Maturing November 27, 2020	1,290	1,296,520

		$23,982,216

Nonferrous Metals / Minerals — 0.8%
Dynacast International, LLC
Term Loan, 4.55%, Maturing January 28, 2022	$864	$870,264
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019	2,038	1,941,374
Global Brass & Copper, Inc.
Term Loan, 5.50%, Maturing July 18, 2023	546	547,909
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020	1,246	1,220,755
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	14	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	241	39,660
Oxbow Carbon, LLC
Term Loan, 4.73%, Maturing January 19, 2020	494	498,070

		$5,118,032

Oil and Gas — 2.2%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing May 12, 2024	$518	$545,378
BCP Raptor, LLC
Term Loan, 5.47%, Maturing June 6, 2024	525	519,750
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	814	824,695
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	508	512,942
CITGO Petroleum Corporation
Term Loan, 4.80%, Maturing July 29, 2021	1,258	1,262,742
Crestwood Holdings, LLC
Term Loan, 9.21%, Maturing June 19, 2019	836	819,015
Energy Transfer Equity L.P.
Term Loan, 3.83%, Maturing February 2, 2024	1,281	1,275,900

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	$636	$612,969
Term Loan, 8.30%, Maturing August 31, 2020	125	118,125
Term Loan, 8.42%, Maturing September 30, 2020	165	131,751
Term Loan - Second Lien, 8.42%, Maturing September 30, 2020	260	146,784
Floatel International Ltd.
Term Loan, 6.30%, Maturing June 27, 2020	232	172,563
MEG Energy Corp.
Term Loan, 4.70%, Maturing December 31, 2023	3,580	3,490,768
Paragon Offshore Finance Company
Term Loan, 6.00%, Maturing July 18, 2021	642	248,325
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	2,291	1,457,516
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	22	18,648
Term Loan, 4.71%, Maturing December 16, 2020	59	50,002
Term Loan, 4.71%, Maturing December 16, 2020	425	359,448
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	43	37,255
Term Loan, 4.73%, Maturing October 1, 2019	71	60,994
Term Loan, 4.73%, Maturing October 1, 2019	533	460,301
Southcross Energy Partners L.P.
Term Loan, 5.55%, Maturing August 4, 2021	484	432,500
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	42	37,364
Ultra Resources, Inc.
Term Loan, 4.12%, Maturing April 12, 2024	875	870,352

		$14,466,087

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.73%, Maturing July 31, 2019	$1,464	$1,467,283
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	3,208	2,966,111
Harland Clarke Holdings Corp.
Term Loan, 6.80%, Maturing February 9, 2022	298	298,933
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	688	694,375
Merrill Communications, LLC
Term Loan, 6.42%, Maturing June 1, 2022	368	369,315
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	786	792,384

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing (continued)
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, Maturing August 14, 2020	$767	$768,788

		$7,357,189

Radio and Television — 2.8%
ALM Media Holdings, Inc.
Term Loan, 5.80%, Maturing July 31, 2020	$303	$281,470
AP NMT Acquisition B.V.
Term Loan, 6.90%, Maturing August 13, 2021	316	294,432
CBS Radio, Inc.
Term Loan, Maturing October 17, 2023(4)	350	351,896
Term Loan, 4.72%, Maturing October 17, 2023	833	839,745
Cumulus Media Holdings, Inc.
Term Loan, 4.48%, Maturing December 23, 2020	2,609	2,110,040
Entercom Radio, LLC
Term Loan, 4.70%, Maturing November 1, 2023	668	671,757
Entravision Communications Corporation
Term Loan, 3.80%, Maturing May 31, 2020	1,843	1,847,211
Gray Television, Inc.
Term Loan, 3.55%, Maturing February 7, 2024	149	150,407
Hubbard Radio, LLC
Term Loan, 4.48%, Maturing May 27, 2022	354	353,971
iHeartCommunications, Inc.
Term Loan, 7.98%, Maturing January 30, 2019	453	371,356
Term Loan, 8.73%, Maturing July 30, 2019	146	119,434
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing January 17, 2024	207	207,531
Nexstar Broadcasting, Inc.
Term Loan, 4.24%, Maturing January 17, 2024	2,092	2,100,354
Raycom TV Broadcasting, LLC
Term Loan, 4.23%, Maturing August 4, 2021	424	423,966
Sinclair Television Group, Inc.
Term Loan, 3.48%, Maturing January 3, 2024	2,214	2,219,170
Townsquare Media, Inc.
Term Loan, 4.30%, Maturing April 1, 2022	2,095	2,106,408
Univision Communications, Inc.
Term Loan, 3.98%, Maturing March 15, 2024	4,155	4,085,786

		$18,534,934

Retailers (Except Food and Drug) — 4.0%
Ascena Retail Group, Inc.
Term Loan, 5.63%, Maturing August 21, 2022	$1,440	$1,226,459
Bass Pro Group, LLC
Term Loan, 4.37%, Maturing June 5, 2020	1,468	1,466,945
Term Loan, 6.30%, Maturing December 16, 2023	900	876,616

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	$700	$680,240
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	2,115	2,125,725
Coinamatic Canada, Inc.
Term Loan, 4.48%, Maturing May 14, 2022	103	103,043
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	1,589	1,231,352
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	949	903,647
Harbor Freight Tools USA, Inc.
Term Loan, 4.48%, Maturing August 18, 2023	1,537	1,539,193
J. Crew Group, Inc.
Term Loan, 4.25%, Maturing March 5, 2021	1,941	1,172,057
LSF9 Atlantis Holdings, LLC
Term Loan, 7.06%, Maturing May 1, 2023	725	732,477
Men’s Wearhouse, Inc. (The)
Term Loan, 4.61%, Maturing June 18, 2021	552	529,516
Michaels Stores, Inc.
Term Loan, 3.94%, Maturing January 30, 2023	1,872	1,870,111
Neiman Marcus Group Ltd., LLC
Term Loan, 4.34%, Maturing October 25, 2020	1,598	1,209,137
Party City Holdings, Inc.
Term Loan, 4.19%, Maturing August 19, 2022	2,539	2,544,126
PetSmart, Inc.
Term Loan, 4.22%, Maturing March 11, 2022	2,708	2,521,783
PFS Holding Corporation
Term Loan, 4.73%, Maturing January 31, 2021	1,113	1,055,603
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021	340	328,042
Pilot Travel Centers, LLC
Term Loan, 3.23%, Maturing May 25, 2023	1,039	1,045,994
Rent-A-Center, Inc.
Term Loan, 4.23%, Maturing March 19, 2021	77	76,084
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.23%, Maturing August 21, 2019	2,054	1,979,540
Vivid Seats Ltd.
Term Loan, Maturing June 21, 2024(4)	775	776,938

		$25,994,628

Steel — 0.6%
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	$566	$561,984
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021	3,122	3,150,594

		$3,712,578

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Surface Transport — 0.3%
Hertz Corporation (The)
Term Loan, 3.98%, Maturing June 30, 2023	$693	$692,080
Kenan Advantage Group, Inc.
Term Loan, 4.23%, Maturing July 31, 2022	115	115,392
Term Loan, 4.23%, Maturing July 31, 2022	379	379,451
PODS, LLC
Term Loan, 4.34%, Maturing February 2, 2022	249	250,278
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021	992	865,247

		$2,302,448

Telecommunications — 4.5%
CenturyLink, Inc.
Term Loan, 1.38%, Maturing January 31, 2025	$3,800	$3,763,357
Ciena Corporation
Term Loan, 3.71%, Maturing January 28, 2022	1,977	1,987,187
Colorado Buyer, Inc.
Term Loan, 4.17%, Maturing May 1, 2024	1,600	1,611,600
Consolidated Communications, Inc.
Term Loan, 4.23%, Maturing October 4, 2023	273	274,780
Term Loan, Maturing October 5, 2023(4)	475	477,494
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024	575	579,552
Frontier Communications Corp.
Term Loan, 4.91%, Maturing June 15, 2024	1,425	1,405,406
Global Eagle Entertainment, Inc.
Term Loan, 8.32%, Maturing January 6, 2023	845	749,660
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019	5,000	4,964,585
IPC Corp.
Term Loan, 5.68%, Maturing August 6, 2021	1,124	1,067,919
Level 3 Financing, Inc.
Term Loan, 3.47%, Maturing February 22, 2024	1,925	1,931,818
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024	524	525,215
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024	5,486	5,492,126
Switch, Ltd.
Term Loan, Maturing June 20, 2024(4)	200	201,000
Syniverse Holdings, Inc.
Term Loan, 4.17%, Maturing April 23, 2019	843	790,439
Term Loan, 4.30%, Maturing April 23, 2019	639	598,818
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	3,350	3,373,456

		$29,794,412

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities — 1.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.73%, Maturing January 31, 2022	$578	$576,546
Calpine Corporation
Term Loan, 2.98%, Maturing November 30, 2017	436	436,909
Term Loan, 2.98%, Maturing December 31, 2019	299	299,554
Term Loan, 4.05%, Maturing January 15, 2024	4,937	4,937,215
Dayton Power & Light Company (The)
Term Loan, 4.48%, Maturing August 24, 2022	373	379,300
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	78	78,366
Term Loan, 5.30%, Maturing December 19, 2021	1,728	1,737,240
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	120	115,677
Lightstone Generation, LLC
Term Loan, 5.72%, Maturing January 30, 2024	1,054	1,032,223
Term Loan, 5.73%, Maturing January 30, 2024	65	63,841
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	880	721,670
Longview Power, LLC
Term Loan, 7.23%, Maturing April 13, 2021	1,152	785,899
Talen Energy Supply, LLC
Term Loan, 5.23%, Maturing April 15, 2024	548	511,108
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	903	903,653

		$12,579,201

Total Senior Floating-Rate Loans (identified cost $601,945,047)		$596,396,469

Corporate Bonds & Notes — 2.4%

Security	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	$2,975	$2,729,562

		$2,729,562

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,925	$1,972,336
4.658%, 7/15/21(6)(7)	650	662,187

		$2,634,523

Security	Principal Amount (000’s omitted)	Value

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(6)	$712	$748,490
7.00%, 3/15/24(6)	925	974,719

		$1,723,209

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(6)	$950	$1,046,188

		$1,046,188

Health Care — 0.3%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	$1,100	$1,139,710
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	875	942,812

		$2,082,522

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	$1,107	$1,427,435
9.00%, 2/15/20(5)	615	792,993

		$2,220,428

Radio and Television — 0.3%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$142,764
Univision Communications, Inc.
6.75%, 9/15/22(6)	384	400,320
5.125%, 2/15/25(6)	1,500	1,490,625

		$2,033,709

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	$800	$673,000

		$673,000

Telecommunications — 0.0%(8)
Wind Acquisition Finance S.A.
6.50%, 4/30/20(6)	$250	$259,063

		$259,063

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(6)	$700	$689,500

		$689,500

Total Corporate Bonds & Notes (identified cost $15,547,753)		$16,091,704

Common Stocks — 1.3%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(9)(10)	24	$384,257

		$384,257

Automotive — 0.1%
Dayco Products, LLC(3)(9)(10)	15,250	$480,375

		$480,375

Business Equipment and Services — 0.0%(8)
Education Management Corp.(3)(9)(10)	2,351,823	$0
RCS Capital Corp.(9)(10)	18,158	295,067

		$295,067

Electronics / Electrical — 0.0%(8)
Answers Corp.(9)(10)	20,672	$312,664

		$312,664

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(9)(10)	13,578	$25,459

		$25,459

Lodging and Casinos — 0.5%
Tropicana Entertainment, Inc.(9)(10)	71,982	$3,066,433

		$3,066,433

Oil and Gas — 0.3%
Ameriforge Group, Inc.(3)(9)(10)	33,640	$1,177,400
Samson Resources II, LLC, Class A(9)(10)	33,971	803,981
Southcross Holdings Group, LLC(3)(9)(10)	44	0
Southcross Holdings L.P., Class A(9)(10)	44	25,190

		$2,006,571

Security	Shares	Value

Publishing — 0.3%
ION Media Networks, Inc.(3)(9)	399	$201,643
MediaNews Group, Inc.(3)(9)(10)	45,600	1,606,036
Nelson Education, Ltd.(3)(9)(10)	38,210	0

		$1,807,679

Total Common Stocks (identified cost $4,355,877)		$8,378,505

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(9)(10)	2,617	$0

Total Convertible Preferred Stocks (identified cost $184,700)		$0

Total Investments — 94.8% (identified cost $622,033,377)		$620,866,678

Less Unfunded Loan Commitments — (0.0)% (8)		$(357,521)

Net Investments — 94.8% (identified cost $621,675,856)		$620,509,157

Other Assets, Less Liabilities — 5.2%		$34,277,743

Net Assets — 100.0%		$654,786,900

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

(4)	This Senior Loan will settle after June 30, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $7,886,904 or 1.2% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

Abbreviations:

PIK	–	Payment In Kind

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investments, at value (identified cost, $621,675,856)	$620,509,157
Cash	45,485,391
Interest receivable	1,088,794
Receivable for investments sold	3,465,458
Receivable for Fund shares sold	92,165
Prepaid expenses	65,859
Total assets	$670,706,824

Liabilities
Payable for investments purchased	$14,766,719
Payable for Fund shares redeemed	402,806
Payable to affiliates:
Investment adviser fee	308,798
Distribution fees	133,593
Trustees’ fees	9,442
Payable for shareholder servicing fees	184,367
Accrued expenses	114,199
Total liabilities	$15,919,924
Net Assets	$654,786,900

Sources of Net Assets
Paid-in capital	$658,399,420
Accumulated net realized loss	(6,326,941)
Accumulated undistributed net investment income	3,881,120
Net unrealized depreciation	(1,166,699)
Total	$654,786,900

Initial Class Shares
Net Assets	$651,441,906
Shares Outstanding	70,226,776
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.28

ADV Class Shares
Net Assets	$3,343,964
Shares Outstanding	360,185
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.28

Institutional Class Shares
Net Assets	$1,030
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.28

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Interest and other income	$13,714,708
Total investment income	$13,714,708

Expenses
Investment adviser fee	$1,827,419
Distribution fees
Initial Class	790,928
Shareholder servicing fees
Initial Class	707,711
ADV Class	3,234
Trustees’ fees and expenses	21,130
Custodian fee	120,133
Transfer and dividend disbursing agent fees	5,928
Legal and accounting services	127,835
Printing and postage	3,838
Interest expense and fees	81,538
Miscellaneous	16,124
Total expenses	$3,705,818

Net investment income	$10,008,890

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$55,466
Net realized gain	$55,466
Change in unrealized appreciation (depreciation) —
Investments	$751,123
Net change in unrealized appreciation (depreciation)	$751,123

Net realized and unrealized gain	$806,589

Net increase in net assets from operations	$10,815,479

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$10,008,890	$19,648,983
Net realized gain (loss) from investment transactions	55,466	(2,224,492)
Net change in unrealized appreciation (depreciation) from investments	751,123	31,042,559
Net increase in net assets from operations	$10,815,479	$48,467,050
Distributions to shareholders —
From net investment income
Initial Class	$(9,960,416)	$(19,557,087)
ADV Class	(48,985)	(91,360)
Institutional Class	(18)	(27)
Total distributions to shareholders	$(10,009,419)	$(19,648,474)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$97,230,613	$215,567,063
ADV Class	1,177,234	208,394
Institutional Class	—	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	9,960,416	19,557,087
ADV Class	48,957	91,322
Cost of shares redeemed
Initial Class	(83,502,459)	(170,971,111)
ADV Class	(417,404)	(303,041)
Net increase in net assets from Fund share transactions	$24,497,357	$64,150,714

Net increase in net assets	$25,303,417	$92,969,290

Net Assets
At beginning of period	$629,483,483	$536,514,193
At end of period	$654,786,900	$629,483,483

Accumulated undistributed net investment income included in net assets
At end of period	$3,881,120	$3,881,649

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015		2014		2013		2012
Net asset value — Beginning of period	$9.260		$8.800	$9.190		$9.430		$9.460		$9.300

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.314	$0.306		$0.295		$0.327		$0.396
Net realized and unrealized gain (loss)	0.020		0.460	(0.390)		(0.240)		0.031		0.270

Total income (loss) from operations	$0.165		$0.774	$(0.084)		$0.055		$0.358		$0.666

Less Distributions
From net investment income	$(0.145)		$(0.314)	$(0.306)		$(0.295)		$(0.332)		$(0.396)
From net realized gain	—		—	—		—		(0.056)		(0.110)

Total distributions	$(0.145)		$(0.314)	$(0.306)		$(0.295)		$(0.388)		$(0.506)

Net asset value — End of period	$9.280		$9.260	$8.800		$9.190		$9.430		$9.460

Total Return(2)(3)	1.79	%(4)	8.95%	(0.99)%		0.57%		3.85%		7.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$651,442		$626,950	$534,104		$625,638		$585,888		$419,898
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.17	%(5)	1.18%	1.16	%(6)	1.15	%(6)	1.15	%(7)	1.16	%(6)
Net investment income	3.15	%(5)	3.48%	3.34%		3.15%		3.45%		4.21%
Portfolio Turnover	25	%(4)	44%	19%		29%		38%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, performance would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Expenses after custodian fee reduction were 1.14%.

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2014(1)
			2016	2015
Net asset value — Beginning of period	$9.270		$8.810	$9.190		$9.400

Income (Loss) From Operations
Net investment income(2)	$0.157		$0.337	$0.328		$0.234
Net realized and unrealized gain (loss)	0.010		0.460	(0.379)		(0.216)

Total income (loss) from operations	$0.167		$0.797	$(0.051)		$0.018

Less Distributions
From net investment income	$(0.157)		$(0.337)	$(0.329)		$(0.228)

Total distributions	$(0.157)		$(0.337)	$(0.329)		$(0.228)

Net asset value — End of period	$9.280		$9.270	$8.810		$9.190

Total Return(3)(4)	1.81	%(5)	9.21%	(0.63)%		0.18	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,344		$2,532	$2,410		$615
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.92	%(6)	0.94%	0.91	%(7)	0.90	%(6)(7)
Net investment income	3.40	%(6)	3.73%	3.62%		3.52	%(6)
Portfolio Turnover	25	%(5)	44%	19%		29	%(8)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, performance would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	For the year ended December 31, 2014.

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$9.270		$9.010

Income (Loss) From Operations
Net investment income(2)	$0.163		$0.240
Net realized and unrealized gain	0.015		0.266

Total income from operations	$0.178		$0.506

Less Distributions
From net investment income	$(0.168)		$(0.246)

Total distributions	$(0.168)		$(0.246)

Net asset value — End of period	$9.280		$9.270

Total Return(3)(4)	1.93	%(5)	5.68	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1		$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.67	%(6)	0.69	%(6)
Net investment income	3.53	%(6)	3.95	%(6)
Portfolio Turnover	25	%(5)	44	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, performance would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

25

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$622,171,449

Gross unrealized appreciation	$8,175,945
Gross unrealized depreciation	(9,838,237)

Net unrealized depreciation	$(1,662,292)

26

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2017, the investment adviser fee amounted to $1,827,419 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $790,928. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2017, shareholder servicing fees were equivalent to 0.22% per annum of each class’ average daily net assets and amounted to $707,711 and $3,234 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $192,579,772 and $148,609,990, respectively, for the six months ended June 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	10,470,437	23,913,225
Issued to shareholders electing to receive payments of distributions in Fund shares	1,072,750	2,165,577
Redemptions	(8,994,660)	(19,073,370)

Net increase	2,548,527	7,005,432

27

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

ADV Class	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	126,690	23,091
Issued to shareholders electing to receive payments of distributions in Fund shares	5,268	10,109
Redemptions	(44,925)	(33,574)

Net increase (decrease)	87,033	(374)

Institutional Class	Six Months Ended June 30, 2017 (Unaudited)	Period Ended December 31, 2016(1)
Sales	—	111

Net increase	—	111

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

At June 30, 2017, separate accounts of 2 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 65.7%.

8  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $875 million ($900 million prior to March 13, 2017) unsecured line of credit agreement (Agreement) with a group of banks, which is in effect through March 12, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense is approximately $39,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2017.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$595,717,577	$321,371	$596,038,948
Corporate Bonds & Notes	—	16,091,704	—	16,091,704
Common Stocks	3,066,433	1,462,361	3,849,711	8,378,505
Convertible Preferred Stocks	—	—	0	0

Total Investments	$3,066,433	$613,271,642	$4,171,082	$620,509,157

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2017 is not presented. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $5,763,000 (equal to 0.88% of net assets at June 30, 2017). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

29

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale.

32

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

33

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance VT Floating-Rate Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Floating-Rate Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017